Document and Entity Information - shares	3 Months Ended
	Aug. 31, 2019	Sep. 24, 2020
Document And Entity Information
Entity Registrant Name	SavMobi Technology Inc.
Entity Central Index Key	0001647822
Document Type	10-Q/A
Document Period End Date	Aug. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		61,900,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2020
Entity Emerging Growth	true
Entity ex-transition	false
Entity Small Business	true
Entity Interactive Data	Yes
Entity Incorporation State	NV
Entity Shell Company	true
Entity File Number	333-206804